TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
TRADE ACCOUNTS PAYABLE
17. TRADE ACCOUNTS PAYABLE
17.a. Accounting policy
These are obligations to pay for goods or services that were acquired in the normal course of business. They are initially recognized at fair value and subsequently measured at amortized cost using the effective tax rate method, if applicable.
The Company and/or its subsidiaries do not have financing agreements with suppliers.
17.b. Breakdown

	12.31.2025	12.31.2024
Sundry suppliers (Opex, Capex, Services e Material)	9,020,559	8,194,196
Related parties (Note 29.)	319,751	546,069
Amounts payable (operators, cobilling)	291,670	246,659
Interconnection / interlink	229,314	243,700
Total	9,861,294	9,230,624